Financial Instruments and Fair Value Disclosures - Marketable Securities Location of Gain / (Loss) Recognized (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities - Realized Loss	$ 980,430	$ 0	$ 0
Net gain on marketable securities	414,235	0	0
Gain on marketable securities, net
Marketable Securities - Initial measurement	1,394,665	0
Marketable Securities - Realized Loss	$ (980,430)	$ 0